Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Mar. 31, 2017
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	8,115,140	8,115,140
Common shares outstanding	8,115,140	8,115,140